Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss [Abstract]
Loss for the period (accounting profit before income tax)	€ (42,667,529)	€ (29,484,611)	€ (45,630,059)
Tax rate	28.60%	29.20%	28.50%
Tax benefits at tax rate	€ 12,160,545	€ 8,610,381	€ 13,001,984
Temporary differences and tax losses for which no deferred tax asset was recognized	(12,127,977)	(7,480,169)	(10,988,805)
Non-recognition of tax effect on share-based payments	(32,182)	(1,251,830)	(1,959,606)
Non-deductible expenses for tax purposes	(46,907)	(22,067)	(3,758)
Other differences due to tax rate	46,521	143,686	(49,815)
Income tax